STAFF COSTS - Number of shares in TORM plc (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	1,047,389	1,001,100	944,468
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding 1 January	2,228,300	2,719,100	2,611,200
Granted during the period	1,047,400	1,001,100	907,300
Exercised during the period	(107,700)	(529,400)	0
Expired during the period	(980,500)	(785,300)	(764,000)
Forfeited during the period		(177,200)	(35,400)
Outstanding 31 December	2,187,500	2,228,300	2,719,100
Exercisable 31 December			255,300